Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 231,407	$ 231,019
Amortization	0	388
Ending balance	231,407	231,407
Accumulated Depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(183,501)	(108,538)
Amortization	(19,922)	(74,963)
Ending balance	(203,423)	(183,501)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	47,906	122,481
Amortization	(19,922)	(74,575)
Ending balance	$ 27,984	$ 47,906